UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6264

        Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         1/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	January 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 0.4% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Baa3	$708,208
690	5.125%, 1/01/37	1/15 at 100.00	Baa3	611,416

1,490	Total Consumer Discretionary			1,319,624

	Consumer Staples – 4.0% (2.6% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
4,300	4.750%, 6/01/34	6/17 at 100.00	BBB	3,630,189
10,000	5.000%, 6/01/41	6/17 at 100.00	BBB	8,520,499

14,300	Total Consumer Staples			12,150,688

	Education and Civic Organizations – 16.1% (10.6% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	AAA	1,054,180
	5.000%, 12/01/24 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	1,893,360
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	506,845
	Series 2004C, 5.500%, 7/01/23
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB+	989,550
	2007D, 5.000%, 7/01/27
3,555	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D,	7/17 at 100.00	Aaa	3,598,798
	5.000%, 7/01/32 – FGIC Insured
120	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AAA	125,804
	2004L, 5.125%, 7/01/22 – MBIA Insured
1,225	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	AAA	1,324,127
	2005F, 5.000%, 7/01/16 – FGIC Insured
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	Aaa	2,816,508
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2001G:
1,000	5.250%, 7/01/20 – MBIA Insured	7/11 at 100.00	AAA	1,060,660
1,945	5.250%, 7/01/21 – MBIA Insured	7/11 at 100.00	AAA	2,062,984
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,260	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	AAA	1,331,883
2,510	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	AAA	2,597,524
2,060	4.250%, 7/01/24 – AMBAC Insured	1/14 at 100.00	AAA	2,022,899
1,495	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H,	7/14 at 100.00	Aaa	1,601,534
	5.000%, 7/01/16 – FGIC Insured
610	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	AA	639,835
	5.500%, 7/01/23 – RAAI Insured
690	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2007C,	7/12 at 100.00	AA	692,546
	5.000%, 7/01/37 – RAAI Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, St. Peter’s College, Series 1998B:
1,000	5.375%, 7/01/18	7/08 at 102.00	BB+	1,001,740
1,750	5.500%, 7/01/27	7/08 at 102.00	BB+	1,705,113
1,430	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/14 at 100.00	Aaa	1,505,318
	Series 2004A, 5.125%, 7/01/21 – FGIC Insured
1,050	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, Rider University, Series	7/12 at 100.00	AA	1,080,944
	2002A, 5.000%, 7/01/17 – RAAI Insured
2,640	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, New Jersey Class	6/08 at 101.00	AAA	2,673,343
	Loan Program, Series 1997A, 5.800%, 6/01/16 – MBIA Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	6/10 at 101.00	AAA	2,084,860
	6.125%, 6/01/17 – MBIA Insured (Alternative Minimum Tax)
4,235	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	9/11 at 100.00	BBB	4,310,129
	Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series
	2001, 5.250%, 9/01/21
	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child
	Health Institute, LLC, Series 2003:
1,945	5.000%, 4/15/20 – AMBAC Insured	4/13 at 100.00	AAA	2,074,537
1,370	5.000%, 4/15/22 – AMBAC Insured	4/13 at 100.00	AAA	1,432,280
	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A:
2,100	5.000%, 12/01/24 – AMBAC Insured	12/12 at 100.00	AAA	2,174,445
4,000	5.500%, 12/01/27 – AMBAC Insured	12/12 at 100.00	AAA	4,268,320

47,260	Total Education and Civic Organizations			48,630,066

	Financials – 1.7% (1.1% of Total Investments)
5,000	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	5,046,700
	Project, Series 2002, 5.750%, 10/01/21

	Health Care – 21.4% (14.1% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
200	5.000%, 2/15/25	2/15 at 100.00	BBB	190,834
1,000	5.750%, 2/15/34	8/14 at 100.00	BBB	995,290
5,750	New Jersey Health Care Facilities Financing Authority, FHA-Insured Mortgage Revenue Bonds,	8/11 at 100.00	AAA	5,750,920
	Jersey City Medical Center, Series 2001, 5.000%, 8/01/41 – AMBAC Insured
2,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	Baa2	2,017,820
	University Hospital, Series 2007, 5.750%, 7/01/37
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,693,038
	Medical Center, Series 2007, 5.000%, 7/01/37
2,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System	7/13 at 100.00	Baa1	2,824,266
	Obligated Group, Series 2003A, 5.375%, 7/01/33
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	Aaa	1,299,863
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	385,788
	Hospital, Series 2005A, 5.500%, 7/01/36
1,200	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	1,183,812
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	616,851
	Center, Series 2006, 5.125%, 7/01/35
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,101,100
	Obligated Group, Series 2001, 5.500%, 7/01/21
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/09 at 101.00	AAA	3,612,735
	Obligated Group, Series 1999, 5.250%, 7/01/29 – FSA Insured
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital, Series 2000:
3,850	5.750%, 7/01/25	7/10 at 100.00	A2	3,985,174
2,000	5.750%, 7/01/31	7/10 at 100.00	A2	2,070,220
2,600	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	AA	2,599,896
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,985	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB	1,915,366
	Care System, Series 2006A, 5.000%, 7/01/29
2,850	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	AA	2,891,724
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
5,040	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Society of the Valley	7/10 at 100.00	AAA	5,223,809
	Hospital Obligated Group, Series 2000, 5.375%, 7/01/31 – AMBAC Insured
3,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,903,109
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
2,160	5.000%, 7/01/36	7/16 at 100.00	A3	2,110,255
1,965	5.000%, 7/01/46	7/16 at 100.00	A3	1,888,503
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	7/14 at 100.00	AA	1,783,981
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	7/10 at 100.00	Baa2	2,084,020
	Hospital, Series 2000A, 6.875%, 7/01/20
3,135	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	AA	3,124,028
	Community Hospital, Series 2002, 5.125%, 7/01/32 – RAAI Insured
2,605	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, St. Barnabas	7/08 at 101.00	Aaa	2,645,925
	Healthcare System – West Hudson Hospital Obligated Group, Series 1998A, 5.000%, 7/01/23 –
	MBIA Insured
3,730	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	6/12 at 102.00	Aaa	3,850,479
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30

64,430	Total Health Care			64,748,806

	Housing/Multifamily – 2.8% (1.8% of Total Investments)
645	Long Branch Housing Finance Corporation New Jersey, Housing Revenue Bonds, Washington Manor	4/08 at 100.00	N/R	649,038
	Associates Ltd. Section 8 Assisted Elderly Project, Series 1980, 10.000%, 10/01/11
5,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,	5/08 at 100.00	AAA	4,992,500
	Series 2004B, 6.500%, 11/01/46 – MBIA Insured (Alternative Minimum Tax)
2,743	Newark Housing Authority, New Jersey, GNMA Collateralized Housing Revenue Bonds, Fairview	10/09 at 102.00	Aaa	2,848,821
	Apartments Project, Series 2000A, 6.400%, 10/20/34 (Alternative Minimum Tax)

8,388	Total Housing/Multifamily			8,490,359

	Housing/Single Family – 3.6% (2.4% of Total Investments)
2,655	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	4/08 at 101.50	AAA	2,686,435
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
2,085	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/10 at 100.00	AAA	2,137,271
	2000CC, 5.875%, 10/01/31 – MBIA Insured (Alternative Minimum Tax)
1,025	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	956,510
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,580,935
	Bonds, Series 2001A, 5.200%, 12/01/33
2,545	Puerto Rico Housing Finance Corporation, Mortgage-Backed Securities Home Mortgage Revenue	6/11 at 100.00	AAA	2,576,176
	Bonds, Series 2001B, 5.300%, 12/01/28 (Alternative Minimum Tax)

10,855	Total Housing/Single Family			10,937,327

	Industrials – 0.4% (0.2% of Total Investments)
980	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	BBB	1,038,555
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 6.850%, 12/01/29
	(Mandatory put 12/01/09)

	Long-Term Care – 3.3% (2.2% of Total Investments)
1,870	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	1,752,059
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	1,164,600
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
2,820	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/11 at 103.00	Aaa	2,908,181
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
595	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	641,553
	Jersey, Series 2001, 5.875%, 6/01/18
1,100	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/13 at 102.00	A–	1,135,717
	Jersey, Series 2002, 5.250%, 6/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, House of the Good
	Shepherd Obligated Group, Series 2001:
1,000	5.100%, 7/01/21 – RAAI Insured	7/11 at 100.00	AA	1,016,870
1,500	5.200%, 7/01/31 – RAAI Insured	7/11 at 100.00	AA	1,503,750

10,010	Total Long-Term Care			10,122,730

	Tax Obligation/General – 8.5% (5.6% of Total Investments)
	Clifton, New Jersey, General Obligation Bonds, Series 2002:
1,700	5.000%, 1/15/21 – FGIC Insured	1/11 at 100.00	Aaa	1,782,433
1,625	5.000%, 1/15/22 – FGIC Insured	1/11 at 100.00	Aaa	1,684,979
1,000	Essex County, New Jersey, General Obligation Refunding Bonds, Series 1996A-1, 5.000%,	5/08 at 101.00	Aaa	1,011,910
	11/15/11 – FGIC Insured
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	AAA	4,617,727
	AMBAC Insured
1,500	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding School Bonds,	8/10 at 100.00	AAA	1,549,050
	Series 2001, 5.000%, 8/01/27 – FSA Insured
5,000	New Jersey, General Obligation Bonds, Series 1992D, 6.000%, 2/15/11	No Opt. Call	AA	5,518,250
2,040	Ocean City Board of Education, Cape May County, New Jersey, General Obligation Bonds, Series	4/16 at 100.00	Aaa	2,219,806
	2005, 5.000%, 4/01/20 – MBIA Insured
1,285	Tinton Falls Board of Education, Monmouth County, New Jersey, General Obligation Bonds, Series	10/14 at 100.00	Aaa	1,434,047
	2004, 5.000%, 10/15/15 – FSA Insured
1,745	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	1/16 at 100.00	Aaa	1,916,342
	Series 2005, 5.000%, 1/01/19 – FSA Insured
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	Aaa	1,866,284
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	Aaa	2,005,285

23,750	Total Tax Obligation/General			25,606,113

	Tax Obligation/Limited – 32.4% (21.2% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,996,485
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aaa	2,211,156
	2007, 5.250%, 12/15/22 – AMBAC Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,038,543
	Series 2005C, 5.125%, 11/01/18 – FSA Insured
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,100	5.000%, 9/01/18 – MBIA Insured	9/15 at 100.00	AAA	1,204,280
1,000	5.000%, 9/01/21 – MBIA Insured	9/15 at 100.00	AAA	1,070,770
1,420	5.000%, 9/01/22 – MBIA Insured	9/15 at 100.00	AAA	1,513,479
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AAA	1,143,770
2,525	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AAA	2,602,240
1,445	Lower Township Municipal Utilities Authority, Cape May County, New Jersey, Revenue Bonds,	No Opt. Call	Aaa	1,564,660
	Series 2003D, 5.000%, 12/01/16 – FGIC Insured
	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund
	Revenue Bonds, Series 2003:
1,000	5.250%, 9/15/16	9/13 at 100.00	AAA	1,114,430
2,000	5.250%, 9/15/18	9/13 at 100.00	AAA	2,198,020
1,000	5.250%, 9/15/21	9/13 at 100.00	AAA	1,079,040
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA–	5,951,256
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,965	5.500%, 6/15/24	6/12 at 100.00	BBB	1,945,016
4,000	5.750%, 6/15/34	6/14 at 100.00	BBB	3,986,760
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AAA	4,891,733
	Series 2005C, 5.000%, 3/01/27 – FSA Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	AAA	5,588,650
	2004A, 5.250%, 7/01/15 – MBIA Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	204,239
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	322,196
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,965	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AAA	2,030,670
3,930	5.000%, 9/01/37	9/17 at 100.00	AA–	4,055,171
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AAA	2,162,834
	Improvement Fund, Series 2005A, 5.000%, 9/01/15 – FSA Insured
2,500	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,555,750
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 – AMBAC Insured	9/15 at 100.00	AAA	3,079,449
4,455	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AAA	4,581,255
3,405	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	Aaa	3,647,674
	FGIC Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aaa	1,180,630
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aaa	2,070,221
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AAA	4,824,330
	5.500%, 12/15/16 – MBIA Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	4,240,256
	5.000%, 6/15/19 – FSA Insured
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,983,399
	5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
13,755	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AAA	4,807,923
10,000	0.000%, 12/15/32 – FSA Insured	No Opt. Call	AAA	2,963,600
15,310	0.000%, 12/15/34 – FSA Insured	No Opt. Call	AAA	4,092,975
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aaa	1,652,040
	Center Project, Series 2005, 5.000%, 5/01/30 – AMBAC Insured
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	AAA	1,243,398
	2006A, 4.500%, 7/01/36 – CIFG Insured

119,295	Total Tax Obligation/Limited			97,798,298

	Transportation – 26.0% (17.0% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AAA	2,469,218
	5.250%, 6/01/20 – MBIA Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 – MBIA Insured	1/15 at 100.00	AAA	2,101,860
4,050	5.000%, 1/01/26 – MBIA Insured	1/15 at 100.00	AAA	4,238,892
1,500	5.000%, 1/01/27 – MBIA Insured	1/15 at 100.00	AAA	1,563,555
2,500	5.000%, 1/01/28 – MBIA Insured	1/15 at 100.00	AAA	2,598,350
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999,	1/10 at 100.00	AAA	3,657,220
	5.750%, 1/01/22 – FSA Insured
2,960	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	1/12 at 100.00	AAA	3,116,436
	District Project, Series 2001A, 5.200%, 1/01/27 – FSA Insured
3,000	New Jersey Economic Development Authority, Revenue Bonds, American Airlines Inc., Series 1991,	5/08 at 100.00	CCC+	2,930,640
	7.100%, 11/01/31 (Alternative Minimum Tax)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
495	6.500%, 1/01/16	No Opt. Call	A	579,051
160	6.500%, 1/01/16 – MBIA Insured	No Opt. Call	AAA	187,168
9,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	Aaa	10,156,164
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – FSA Insured	No Opt. Call	AAA	1,426,831
7,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	7,277,480
	Series 2005, 5.000%, 12/01/28 – XLCA Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	2,062,160
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred
	Twenty-Fifth Series 2002:
2,280	5.000%, 10/15/26 – FSA Insured	4/12 at 101.00	AAA	2,398,195
5,000	5.000%, 4/15/32 – FSA Insured	4/12 at 101.00	AAA	5,189,500
1,330	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	1,528,449
	Bonds, RITES Trust 1516, 9.170%, 8/15/32 – FSA Insured (IF)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
3,500	7.000%, 12/01/12 – MBIA Insured (Alternative Minimum Tax)	No Opt. Call	AAA	4,077,885
6,605	5.750%, 12/01/22 – MBIA Insured (Alternative Minimum Tax)	6/08 at 102.00	AAA	6,745,687
12,130	5.750%, 12/01/25 – MBIA Insured (Alternative Minimum Tax)	6/08 at 100.00	AAA	12,146,617
2,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	1/13 at 100.00	A	2,033,360
	2002K, 5.100%, 1/01/33

75,025	Total Transportation			78,484,718

	U.S. Guaranteed – 20.1% (13.2% of Total Investments) (4)
2,500	Bergen County Improvement Authority, New Jersey, Revenue Bonds, Yeshiva Ktana of Passaic	9/12 at 101.00	N/R (4)	2,844,350
	Project, Series 2002, 6.000%, 9/15/27 (Pre-refunded 9/01/12)
3,275	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2000A,	1/10 at 101.00	AAA	3,515,975
	5.750%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2003D,	7/13 at 100.00	Aaa	1,691,925
	5.250%, 7/01/20 (Pre-refunded 7/01/13) – FGIC Insured
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AAA	2,190,265
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,380	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	Aaa	1,561,594
	2004L, 5.125%, 7/01/22 (Pre-refunded 7/01/14) – MBIA Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
2,850	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	3,223,407
1,460	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	AAA	1,651,289
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/12 at 100.00	AAA	2,198,580
	2002A, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – AMBAC Insured
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2003I,	7/13 at 100.00	Aaa	1,458,184
	5.125%, 7/01/21 (Pre-refunded 7/01/13) – FGIC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C:
1,195	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	1,343,550
1,875	5.000%, 7/01/24 (Pre-refunded 7/01/14) – MBIA Insured	7/14 at 100.00	AAA	2,108,081
7,860	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A3 (4)	8,873,074
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
3,020	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	3,413,748
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – FSA Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	201,249
55	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	65,110
2,505	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	2,965,469
760	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA	899,703
1,250	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AAA	1,412,613
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – MBIA Insured
7,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	7,961,549
	5.500%, 10/01/34
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2002:
1,275	5.750%, 6/01/32 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,402,704
3,000	6.000%, 6/01/37 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,408,480
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
3,200	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	3,442,560
2,625	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,013,054

54,480	Total U.S. Guaranteed			60,846,513

	Utilities – 4.0% (2.6% of Total Investments)
3,500	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/08 at 100.00	Baa3	3,510,955
	Resource Recovery System Revenue Bonds, Series 1991A, 7.500%, 12/01/10 (Alternative
	Minimum Tax)
755	Camden County Pollution Control Financing Authority, New Jersey, Solid Waste Disposal and	6/08 at 100.00	Baa3	757,205
	Resource Recovery System Revenue Bonds, Series 1991B, 7.500%, 12/01/09 (Alternative
	Minimum Tax)
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	12/13 at 100.00	Aaa	2,258,219
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
2,500	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	4/12 at 101.00	Baa1	2,505,550
	Refunding Bonds, PSEG Power LLC Project, Series 2001A, 5.750%, 4/01/31 (Alternative
	Minimum Tax)
3,000	Union County Utilities Authority, New Jersey, Solid Waste Facility Senior Lien Revenue Bonds,	6/08 at 101.00	AAA	3,035,640
	Ogden Martin Systems of Union Inc., Series 1998A, 5.000%, 6/01/23 – AMBAC Insured
	(Alternative Minimum Tax)

11,810	Total Utilities			12,067,569

	Water and Sewer – 7.7% (5.1% of Total Investments)
3,000	Jersey City Municipal Utilities Authority, Hudson County, New Jersey, Sewer Revenue Bonds,	7/08 at 102.00	Aaa	3,066,210
	Series 2001A-2, 5.200%, 7/15/21 – FGIC Insured (Alternative Minimum Tax)
	Lacey Municipal Utilities Authority, Ocean County, New Jersey, Water Revenue Bonds,
	Series 2003B:
1,750	5.000%, 12/01/17 – FGIC Insured	12/13 at 100.00	Aaa	1,910,685
1,835	5.000%, 12/01/18 – FGIC Insured	12/13 at 100.00	Aaa	1,974,497
1,000	5.000%, 12/01/19 – FGIC Insured	12/13 at 100.00	Aaa	1,076,020
7,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water	5/08 at 100.00	Aaa	7,521,825
	Company, Series 1996, 6.000%, 5/01/36 – FGIC Insured (Alternative Minimum Tax)
	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A:
3,000	5.250%, 8/01/16 – FGIC Insured	8/12 at 100.00	Aaa	3,271,860
3,000	5.250%, 8/01/18 – FGIC Insured	8/12 at 100.00	Aaa	3,244,740
1,250	Ocean County Utilities Authority, New Jersey, Wastewater Revenue Refunding Bonds, Series 2000,	1/11 at 101.00	Aa1	1,323,725
	5.000%, 1/01/18

22,335	Total Water and Sewer			23,389,562

$ 469,408	Total Investments (cost $450,345,471) – 152.4%			460,677,628

	Other Assets Less Liabilities – 1.2%			3,613,497

	Preferred Shares, at Liquidation Value – (53.6)% (5)			(162,000,000)

	Net Assets Applicable to Common Shares – 100%			$302,291,125

Forward Swaps outstanding at January 31, 2008:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

JPMorgan	$6,350,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 560,855
Royal Bank of Canada 9,400,000		Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	777,440

								$1,338,295

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service,
Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds that may be insured by AMBAC, FGIC, XLCA or MBIA as of January 31, 2008. Subsequent to January 31, 2008, at
least one rating agency reduced the rating for AMBAC-insured bonds to AA and XLCA-insured and FGIC-
insured bonds experienced further downgrades such that they no longer carry AAA ratings which had the effect of reducing the rating of many (if not all) of the bonds insured by those particular insurers. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of total investments is (35.2)%.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2008, the cost of investments was $450,324,138.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 15,197,133
Depreciation	(4,843,643)

Net unrealized appreciation (depreciation) of investments	$ 10,353,490

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2008

* Print the name and title of each signing officer under his or her signature.